BBH Intermediate Municipal Bond Fund

Portfolio of Investments

July 31, 2026 (unaudited)

All investments in the United States, except as noted.

Principal		Maturity	Interest
Amount		Date	Rate	Value
	Municipal Bonds (102.1%)
	Alabama (6.5%)
$1,500,000	Alabama Housing Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	04/01/55	6.000%	$1,613,675
6,300,000	Alabama Housing Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	04/01/57	5.750	6,818,050
14,000,000	Black Belt Energy Gas District, Revenue Bonds (SOFR + 1.350%)[1]	12/01/31	3.795	13,962,460
1,105,000	Black Belt Energy Gas District, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.350%)[1]	10/01/52	2.510	1,104,511
12,000,000	Black Belt Energy Gas District, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.650%)[1]	04/01/53	2.810	11,933,181
14,670,000	Energy Southeast A Cooperative District, Revenue Bonds	09/01/33	5.000	14,797,011
10,000,000	Energy Southeast A Cooperative District, Revenue Bonds (SOFR +1.500%)[1,2,3]	04/01/34	3.952	10,005,898
8,000,000	Industrial Development Board of the City of Mobile Alabama, Revenue Bonds[1,4]	06/01/34	3.150	7,979,502
13,500,000	Lower Alabama Gas District, Revenue Bonds	09/01/46	5.000	13,687,703
47,000,000	Southeast Energy Authority A Cooperative District, Revenue Bonds	10/01/30	5.000	49,819,098
6,725,000	Southeast Energy Authority A Cooperative District, Revenue Bonds	09/01/35	5.000	7,123,360
18,850,000	Southeast Energy Authority A Cooperative District, Revenue Bonds[1,4]	03/01/55	5.250	19,215,684
11,025,000	Southeast Energy Authority A Cooperative District, Revenue Bonds[1,4]	10/01/55	5.000	11,514,842
	Total Alabama			169,574,975

	Arizona (1.7%)
5,035,000	Arizona Industrial Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	10/01/46	4.700	5,007,639
2,690,000	Arizona Industrial Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	10/01/55	6.250	2,931,002
3,000,000	County of Yavapai Industrial Development Authority, Revenue Bonds	06/01/27	1.300	2,924,642

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

July 31, 2026 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Arizona (continued)
$4,935,000	Maricopa County & Phoenix Industrial Development Authorities, Revenue Bonds, GNMA	09/01/56	6.000%	$5,402,754
4,865,000	Salt Verde Financial Corp., Revenue Bonds	12/01/32	5.000	5,067,613
22,005,000	Salt Verde Financial Corp., Revenue Bonds	12/01/37	5.000	22,491,159
	Total Arizona			43,824,809

	Arkansas (0.1%)
1,000,000	County of Pulaski, Revenue Bonds	03/01/40	5.000	1,040,973
1,000,000	County of Pulaski, Revenue Bonds	03/01/41	5.000	1,035,123
1,000,000	County of Pulaski, Revenue Bonds	03/01/42	5.000	1,031,634
	Total Arkansas			3,107,730

	California (9.3%)
11,650,000	Allan Hancock Joint Community College District, General Obligation Bonds[3]	08/01/42	0.000	10,424,389
1,000,000	Antelope Valley Community College District, General Obligation Bonds[2]	08/01/30	5.000	1,073,112
1,120,000	Antelope Valley Community College District, General Obligation Bonds[2]	08/01/33	5.000	1,240,347
1,000,000	Antelope Valley Community College District, General Obligation Bonds[3]	08/01/34	0.000	730,469
1,000,000	Antelope Valley Community College District, General Obligation Bonds[3]	08/01/36	0.000	651,485
1,000,000	Antelope Valley Community College District, General Obligation Bonds[2]	08/01/36	5.000	1,123,917
1,000,000	Antelope Valley Community College District, General Obligation Bonds[3]	08/01/38	0.000	577,682
1,500,000	Antelope Valley Community College District, General Obligation Bonds[2]	08/01/39	5.000	1,640,097
2,000,000	Antelope Valley Community College District, General Obligation Bonds[2]	08/01/43	5.000	2,137,572
1,675,000	Antelope Valley Community College District, General Obligation Bonds[2]	08/01/44	5.000	1,780,613
10,750,000	California Community Choice Financing Authority, Revenue Bonds	07/01/35	5.000	11,614,201
11,250,000	California Community Choice Financing Authority, Revenue Bonds	06/01/36	5.000	11,973,995
38,175,000	California Community Choice Financing Authority, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.450%)[1]	02/01/52	2.610	36,587,687
2,535,000	California Community Choice Financing Authority, Revenue Bonds[1,4]	01/01/56	5.000	2,681,087

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

July 31, 2026 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	California (continued)
$10,000,000	California Community Choice Financing Authority, Revenue Bonds (SOFR + 1.450%)[1]	04/01/56	3.895%	$9,926,866
10,000,000	California Municipal Finance Authority, Revenue Bonds[1,4]	10/01/41	3.450	10,023,921
2,500,000	California Municipal Finance Authority, Revenue Bonds[1,4]	09/01/50	3.375	2,490,961
5,000,000	Central Valley Energy Authority, Revenue Bonds[1,4]	12/01/55	5.000	5,219,731
1,000,000	Chaffey Joint Union High School District, General Obligation Bonds[3]	08/01/39	0.000	572,468
1,500,000	Chaffey Joint Union High School District, General Obligation Bonds[3]	08/01/40	0.000	812,914
1,450,000	Chino Valley Unified School District, General Obligation Bonds[3]	08/01/34	0.000	1,078,406
2,200,000	Chino Valley Unified School District, General Obligation Bonds[3]	08/01/35	0.000	1,561,466
1,225,000	Chino Valley Unified School District, General Obligation Bonds[3]	08/01/38	0.000	756,635
1,800,000	Chino Valley Unified School District, General Obligation Bonds[3]	08/01/39	0.000	1,052,882
2,440,000	City of Los Angeles Department of Airports, Revenue Bonds	05/15/36	5.000	2,481,992
1,000,000	City of Los Angeles Department of Airports, Revenue Bonds	05/15/37	5.000	1,047,829
2,400,000	City of Los Angeles Department of Airports, Revenue Bonds	05/15/37	5.000	2,555,432
15,000,000	City of Los Angeles Department of Airports, Revenue Bonds	05/15/42	5.250	16,109,384
5,000,000	City of Los Angeles Department of Airports, Revenue Bonds	05/15/44	5.000	5,049,911
6,150,000	Lake Tahoe Unified School District, General Obligation Bonds[3]	08/01/45	0.000	5,521,349
1,200,000	Long Beach Bond Finance Authority, Revenue Bonds (3-Month CME Term SOFR + 1.450%)[1]	11/15/27	4.071	1,212,126
5,500,000	Long Beach Community College District, General Obligation Bonds[3]	08/01/49	0.000	3,766,981
3,115,000	Los Angeles Department of Water & Power, Revenue Bonds	07/01/32	5.000	3,136,793
1,250,000	Los Angeles Department of Water & Power, Revenue Bonds	07/01/37	5.000	1,308,645
750,000	Los Angeles Department of Water & Power, Revenue Bonds, BAM	07/01/39	5.000	804,045
20,050,000	Modesto Irrigation District, Revenue Bonds, NPFG (3-Month CME Term SOFR + 0.630%)[1]	09/01/37	3.257	19,580,828
7,700,000	Mt San Antonio Community College District, General Obligation Bonds[3]	08/01/43	0.000	8,025,665

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

July 31, 2026 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	California (continued)
$10,000,000	Northern California Energy Authority, Revenue Bonds[1,4]	12/01/54	5.000%	$10,449,320
3,875,000	Northern California Gas Authority No 1, Revenue Bonds (3-Month CME Term SOFR + 0.720%)[1]	07/01/27	3.391	3,858,649
1,200,000	Rialto Unified School District, General Obligation Bonds, BAM[3]	08/01/40	0.000	644,879
1,430,000	Rialto Unified School District, General Obligation Bonds, BAM[3]	08/01/42	0.000	690,456
11,745,000	Rio Hondo Community College District, General Obligation Bonds[3]	08/01/43	0.000	5,266,230
6,075,000	Rio Hondo Community College District, General Obligation Bonds[3]	08/01/45	0.000	2,440,348
1,035,000	Roseville Joint Union High School District, General Obligation Bonds[3]	08/01/33	0.000	785,826
2,075,000	Sacramento County Water Financing Authority, Revenue Bonds, NPFG (3-Month CME Term SOFR + 0.550%)[1]	06/01/34	3.177	2,036,928
6,375,000	Sacramento County Water Financing Authority, Revenue Bonds, NPFG (3-Month CME Term SOFR + 0.570%)[1]	06/01/39	3.197	5,971,487
1,000,000	San Francisco City & County Airport Comm-San Francisco International Airport, Revenue Bonds	05/01/37	5.000	1,070,861
9,655,000	San Francisco City & County Airport Comm-San Francisco International Airport, Revenue Bonds	05/01/40	5.250	10,389,484
1,845,000	San Francisco City & County Airport Comm-San Francisco International Airport, Revenue Bonds	05/01/41	5.250	1,973,387
3,535,000	San Mateo Union High School District, General Obligation Bonds[3]	09/01/41	0.000	3,860,426
3,375,000	Southern California Public Power Authority, Revenue Bonds (3- Month CME Term SOFR + 1.470%)[1]	11/01/38	4.198	3,279,008
1,040,000	Windsor Unified School District, General Obligation Bonds[3]	08/01/33	0.000	816,846
	Total California			241,868,018

	Colorado (1.9%)
3,275,000	City & County of Denver Airport System Revenue, Revenue Bonds	11/15/34	5.250	3,594,487
2,000,000	City & County of Denver Airport System Revenue, Revenue Bonds	11/15/35	5.250	2,182,780
885,000	City & County of Denver Airport System Revenue, Revenue Bonds	11/15/36	5.250	959,939

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

July 31, 2026 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Colorado (continued)
$3,000,000	City & County of Denver Airport System Revenue, Revenue Bonds	11/15/36	5.750%	$3,504,480
2,095,000	City & County of Denver Airport System Revenue, Revenue Bonds	11/15/37	5.000	2,211,113
1,530,000	City & County of Denver Airport System Revenue, Revenue Bonds	11/15/41	4.000	1,433,529
10,000,000	Colorado Health Facilities Authority, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.550%)[1]	08/17/26	2.710	9,999,788
3,130,000	Colorado Health Facilities Authority, Revenue Bonds	11/15/39	5.000	3,285,660
3,925,000	Colorado Health Facilities Authority, Revenue Bonds	11/15/43	4.000	3,671,491
2,255,000	Colorado Health Facilities Authority, Revenue Bonds	11/15/46	4.000	2,051,781
345,229	Colorado Housing & Finance Authority, Revenue Bonds, GNMA	11/01/48	4.200	334,146
3,500,000	E-470 Public Highway Authority, Revenue Bonds[3]	09/01/35	0.000	2,450,488
4,100,000	E-470 Public Highway Authority, Revenue Bonds, NPFG[3]	09/01/35	0.000	2,608,908
2,500,000	E-470 Public Highway Authority, Revenue Bonds[3]	09/01/37	0.000	1,572,620
5,025,000	E-470 Public Highway Authority, Revenue Bonds, NPFG[3]	09/01/37	0.000	2,890,289
4,670,000	E-470 Public Highway Authority, Revenue Bonds[3]	09/01/37	0.000	3,015,190
3,500,000	E-470 Public Highway Authority, Revenue Bonds[3]	09/01/39	0.000	1,942,613
3,150,000	E-470 Public Highway Authority, Revenue Bonds (SOFR + 0.700%)[1]	09/01/39	3.145	3,142,400
	Total Colorado			50,851,702

	Connecticut (0.7%)
165,000	Connecticut Housing Finance Authority, Revenue Bonds	05/15/30	2.000	151,465
450,000	Connecticut Housing Finance Authority, Revenue Bonds	11/15/30	2.050	411,257
400,000	Connecticut Housing Finance Authority, Revenue Bonds	05/15/31	2.100	355,884
615,000	Connecticut Housing Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	05/15/42	4.250	618,092
1,860,000	Connecticut Housing Finance Authority, Revenue Bonds	05/15/49	4.000	1,875,381
4,965,000	Connecticut Housing Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	11/15/52	5.500	5,183,191
2,865,000	Connecticut Housing Finance Authority, Revenue Bonds	05/15/54	6.250	3,073,177

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

July 31, 2026 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Connecticut (continued)
$2,000,000	Connecticut Housing Finance Authority, Revenue Bonds	11/15/54	6.000%	$2,175,238
4,415,000	Connecticut Housing Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	11/15/54	6.000	4,708,484
	Total Connecticut			18,552,169

	District of Columbia (1.3%)
12,900,000	District of Columbia, Revenue Bonds	07/15/40	5.000	12,910,689
1,170,000	Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds	10/01/34	5.000	1,214,669
8,250,000	Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds	10/01/35	5.000	8,977,416
2,085,000	Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds	10/01/37	5.000	2,191,859
1,610,000	Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds	10/01/40	5.000	1,676,696
5,805,000	Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds	10/01/42	5.000	5,841,566
	Total District of Columbia			32,812,895

	Florida (5.8%)
25,755,000	City of South Miami Health Facilities Authority, Inc., Revenue Bonds	08/15/42	5.000	26,003,554
2,250,000	County of Broward Airport System Revenue, Revenue Bonds	10/01/30	5.000	2,289,736
1,500,000	County of Broward Airport System Revenue, Revenue Bonds	10/01/31	5.000	1,525,014
3,050,000	County of Broward Airport System Revenue, Revenue Bonds	10/01/31	5.000	3,189,602
9,915,000	County of Broward Airport System Revenue, Revenue Bonds	10/01/42	5.000	9,966,297
9,875,000	County of Lee Airport Revenue, Revenue Bonds[1,4]	10/01/56	5.000	10,443,847
3,275,000	County of Miami-Dade Aviation Revenue, Revenue Bonds	10/01/32	5.000	3,521,981
2,105,000	County of Miami-Dade Aviation Revenue, Revenue Bonds	10/01/34	5.000	2,279,606
20,645,000	County of Miami-Dade Aviation Revenue, Revenue Bonds	10/01/36	5.000	22,114,825
2,535,000	County of Miami-Dade Aviation Revenue, Revenue Bonds	10/01/38	5.000	2,536,026
2,360,000	County of Miami-Dade Aviation Revenue, Revenue Bonds	10/01/40	5.000	2,377,840

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

July 31, 2026 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Florida (continued)
$7,000,000	Florida Development Finance Corp., Revenue Bonds[1,4]	09/01/50	3.400%	$7,008,089
2,015,000	Florida Housing Finance Corp., Revenue Bonds, FHLMC, FNMA, GNMA	01/01/54	5.500	2,097,719
4,160,000	Florida Housing Finance Corp., Revenue Bonds, FHLMC, FNMA, GNMA	01/01/55	6.250	4,502,468
1,920,000	Greater Orlando Aviation Authority, Revenue Bonds	10/01/32	5.000	2,054,598
2,000,000	Greater Orlando Aviation Authority, Revenue Bonds	10/01/33	5.000	2,030,956
9,030,000	Greater Orlando Aviation Authority, Revenue Bonds	10/01/36	5.000	9,306,160
3,235,000	Greater Orlando Aviation Authority, Revenue Bonds	10/01/37	5.000	3,446,440
6,760,000	Greater Orlando Aviation Authority, Revenue Bonds	10/01/37	5.000	6,831,708
3,450,000	Greater Orlando Aviation Authority, Revenue Bonds	10/01/38	5.000	3,534,756
1,490,000	Greater Orlando Aviation Authority, Revenue Bonds	10/01/42	5.000	1,498,547
5,000,000	Greater Orlando Aviation Authority, Revenue Bonds	10/01/43	5.250	5,274,985
5,340,000	Greater Orlando Aviation Authority, Revenue Bonds	10/01/44	4.000	4,912,347
4,665,000	Greater Orlando Aviation Authority, Revenue Bonds	10/01/44	5.250	4,898,918
2,500,000	Lee County Housing Finance Authority, Revenue Bonds[1,4]	12/01/47	2.650	2,438,766
5,750,000	Martin County Health Facilities Authority, Revenue Bonds	01/01/46	4.000	5,199,095
	Total Florida			151,283,880

	Georgia (0.9%)
3,000,000	City of Atlanta Department of Aviation, Revenue Bonds	07/01/38	5.000	3,160,703
5,450,000	Main Street Energy, Inc., Revenue Bonds	12/01/33	5.000	5,658,017
7,500,000	Main Street Natural Gas, Inc., Revenue Bonds[1,4]	12/01/53	5.000	7,896,020
6,925,000	Main Street Natural Gas, Inc., Revenue Bonds[1,4]	04/01/54	5.000	7,275,947
	Total Georgia			23,990,687

	Hawaii (0.1%)
2,000,000	City & County of Honolulu, General Obligation Bonds	10/01/30	4.000	2,000,764
	Total Hawaii			2,000,764

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

July 31, 2026 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Idaho (0.4%)
$4,355,000	Idaho Housing & Finance Association, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/54	6.000%	$4,736,769
5,900,000	Idaho Housing & Finance Association, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/56	6.250	6,547,340
	Total Idaho			11,284,109

	Illinois (3.8%)
1,000,000	Illinois Finance Authority, Revenue Bonds	07/01/30	5.000	1,074,896
3,990,000	Illinois Finance Authority, Revenue Bonds	02/15/36	5.000	4,013,710
3,470,000	Illinois Finance Authority, Revenue Bonds	08/15/36	4.000	3,383,693
23,035,000	Illinois Finance Authority, Revenue Bonds	07/15/47	4.000	20,614,584
1,835,000	Illinois Finance Authority, Revenue Bonds	08/15/47	5.000	1,856,193
2,205,000	Illinois Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	10/01/52	6.250	2,346,253
4,290,000	Illinois Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	04/01/53	5.250	4,526,920
4,430,000	Illinois Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	10/01/53	6.250	4,854,085
4,665,000	Illinois Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	04/01/54	6.250	5,007,041
9,830,000	Illinois Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	10/01/55	6.000	10,720,578
3,910,000	Illinois Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	10/01/55	6.250	4,221,378
4,895,000	Illinois Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	10/01/55	6.250	5,408,572
7,865,000	Illinois Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	10/01/55	6.250	8,727,045
2,995,000	Illinois Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	10/01/56	6.250	3,341,094
11,750,000	Illinois Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	10/01/56	6.500	13,298,624

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

July 31, 2026 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Illinois (continued)
$10,050,000	Metropolitan Pier & Exposition Authority, Revenue Bonds[3]	06/15/43	0.000%	$4,663,504
	Total Illinois			98,058,170

	Indiana (2.0%)
43,800,000	Indiana Finance Authority, Revenue Bonds[1,5]	08/03/26	3.000	43,800,000
4,330,000	Indiana Housing & Community Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/52	4.750	4,447,235
3,500,000	Indiana Housing & Community Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/55	6.500	3,874,035
	Total Indiana			52,121,270

	Iowa (0.5%)
5,545,000	County of Polk, General Obligation Bonds	06/01/40	5.000	5,718,320
2,000,000	County of Polk, General Obligation Bonds	06/01/43	5.000	2,054,298
1,350,000	Iowa Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/44	5.000	1,403,072
470,000	Iowa Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/49	3.500	467,047
4,005,000	Iowa Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/53	6.250	4,317,189
	Total Iowa			13,959,926

	Kentucky (1.3%)
5,000,000	County of Trimble, Revenue Bonds	11/01/27	1.350	4,838,534
3,725,000	County of Trimble, Revenue Bonds[1,4]	06/01/54	4.700	3,736,526
4,300,000	Kentucky Housing Corp., Revenue Bonds, FHLMC, FNMA, GNMA	07/01/54	6.250	4,711,640
6,110,000	Kentucky Housing Corp., Revenue Bonds, FHLMC, FNMA, GNMA	07/01/55	6.250	6,663,962
12,560,000	Kentucky Public Energy Authority, Revenue Bonds (SOFR + 1.200%)[1]	08/01/52	3.645	12,622,180
	Total Kentucky			32,572,842

	Louisiana (0.2%)
4,940,000	Louisiana Public Facilities Authority, Revenue Bonds, NPFG (3-Month CME Term SOFR + 0.700%)[1]	02/15/36	3.321	4,890,786
	Total Louisiana			4,890,786

	Maryland (0.2%)
4,500,000	State of Maryland, General Obligation Bonds	03/15/37	5.000	4,891,824
	Total Maryland			4,891,824

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

July 31, 2026 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Massachusetts (0.4%)
$6,580,000	Massachusetts Development Finance Agency, Revenue Bonds	07/01/41	4.000%	$6,285,304
370,000	Massachusetts Housing Finance Agency, Revenue Bonds	06/01/34	3.300	352,172
485,000	Massachusetts Housing Finance Agency, Revenue Bonds	12/01/36	3.450	458,350
2,580,000	Massachusetts Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	06/01/51	3.000	2,509,822
	Total Massachusetts			9,605,648

	Michigan (1.4%)
6,330,000	City of Detroit Sewage Disposal System Revenue, Revenue Bonds (3-Month CME Term SOFR + 0.600%)[1]	07/01/32	3.271	6,316,513
1,995,000	Detroit City School District, General Obligation Bonds	05/01/29	6.000	2,110,329
1,150,000	Gerald R Ford International Airport Authority, Revenue Bonds	01/01/38	5.000	1,210,278
1,500,000	Gerald R Ford International Airport Authority, Revenue Bonds	01/01/41	5.000	1,573,978
5,335,000	Gerald R Ford International Airport Authority, Revenue Bonds	01/01/46	5.000	5,448,231
7,030,000	Michigan Finance Authority, Revenue Bonds	04/15/42	4.000	6,627,743
12,100,000	Michigan Finance Authority, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.750%)[1]	04/15/47	2.910	12,076,006
	Total Michigan			35,363,078

	Minnesota (1.3%)
915,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/36	5.350	941,680
516,531	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/47	2.930	456,811
434,281	Minnesota Housing Finance Agency, Revenue Bonds, FHA, FHLMC, FNMA, GNMA	01/01/49	3.600	402,642
710,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/49	4.250	716,309
1,124,501	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/49	3.450	999,717
485,857	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	06/01/49	3.150	443,411

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

July 31, 2026 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Minnesota (continued)
$2,372,078	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/50	2.470%	$1,962,882
1,150,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/52	3.000	1,130,146
2,155,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/53	5.000	2,227,444
5,290,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/54	6.250	5,677,867
4,445,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/54	6.500	4,813,465
4,775,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/55	6.250	5,251,104
3,250,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/55	6.500	3,596,601
3,350,000	St Cloud Independent School District No 742, General Obligation Bonds[3]	02/01/38	0.000	2,039,903
3,750,000	St Cloud Independent School District No 742, General Obligation Bonds[3]	02/01/39	0.000	2,153,851
3,750,000	St Cloud Independent School District No 742, General Obligation Bonds[3]	02/01/40	0.000	2,013,038
	Total Minnesota			34,826,871

	Missouri (1.3%)
1,805,000	Missouri Housing Development Commission, Revenue Bonds, FHLMC, FNMA, GNMA	11/01/52	4.750	1,850,654
7,320,000	Missouri Housing Development Commission, Revenue Bonds, FHLMC, FNMA, GNMA	05/01/53	5.750	7,710,484
4,750,000	Missouri Housing Development Commission, Revenue Bonds, FHLMC, FNMA, GNMA	05/01/55	6.000	5,176,896
4,635,000	Missouri Housing Development Commission, Revenue Bonds, FHLMC, FNMA, GNMA	05/01/56	5.750	4,975,591
7,345,000	Missouri Housing Development Commission, Revenue Bonds, FHLMC, FNMA, GNMA	05/01/56	6.000	7,948,921
6,000,000	Missouri Housing Development Commission, Revenue Bonds, FHLMC, FNMA, GNMA	05/01/57	5.750	6,528,448
	Total Missouri			34,190,994

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

July 31, 2026 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Montana (0.3%)
$205,000	Montana Board of Housing, Revenue Bonds	12/01/43	4.000%	$205,226
1,875,000	Montana Board of Housing, Revenue Bonds[1,4]	11/01/46	3.050	1,857,608
1,595,000	Montana Board of Housing, Revenue Bonds	12/01/50	4.000	1,604,277
990,000	Montana Board of Housing, Revenue Bonds	12/01/52	5.000	1,019,268
3,240,000	Montana Board of Housing, Revenue Bonds	12/01/55	6.000	3,514,950
	Total Montana			8,201,329

	Nebraska (1.2%)
22,375,000	Central Plains Energy Project, Revenue Bonds[1,4]	05/01/53	5.000	23,170,398
5,750,000	Nebraska Investment Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	09/01/55	6.000	6,315,317
2,000,000	Nebraska Investment Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	09/01/55	6.250	2,188,238
	Total Nebraska			31,673,953

	Nevada (0.8%)
6,435,000	County of Washoe, Revenue Bonds[1,4]	03/01/36	4.125	6,475,820
7,575,000	County of Washoe, Revenue Bonds[1,4]	03/01/36	4.125	7,623,051
980,000	Reno-Tahoe Airport Authority, Revenue Bonds	07/01/36	5.000	1,040,816
1,000,000	Reno-Tahoe Airport Authority, Revenue Bonds	07/01/37	5.250	1,082,190
1,750,000	Reno-Tahoe Airport Authority, Revenue Bonds	07/01/39	5.250	1,868,180
1,125,000	Reno-Tahoe Airport Authority, Revenue Bonds	07/01/40	5.250	1,195,716
2,320,000	Reno-Tahoe Airport Authority, Revenue Bonds	07/01/41	5.250	2,454,017
	Total Nevada			21,739,790

	New Jersey (3.3%)
2,285,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[3]	12/15/34	0.000	1,663,325
7,295,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[3]	12/15/34	0.000	5,310,267
5,135,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds	06/15/38	5.000	5,549,704
14,125,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[3]	12/15/38	0.000	8,336,016
3,080,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds	06/15/39	5.000	3,304,759
28,035,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[3]	12/15/39	0.000	15,659,073

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

July 31, 2026 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	New Jersey (continued)
$6,600,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[3]	12/15/40	0.000%	$3,496,881
13,760,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds	06/15/41	5.250	14,943,917
7,000,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds	06/15/42	5.000	7,401,174
3,725,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds	06/15/43	5.000	3,920,331
16,905,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds	06/15/44	4.250	16,113,998
	Total New Jersey			85,699,445

	New Mexico (2.0%)
4,395,000	City of Farmington, Revenue Bonds	04/01/29	1.800	4,124,405
425,000	New Mexico Mortgage Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/49	4.000	426,178
8,195,000	New Mexico Mortgage Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	09/01/54	6.500	8,901,090
2,660,000	New Mexico Mortgage Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/55	5.750	2,833,159
4,665,000	New Mexico Mortgage Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/55	6.000	5,060,472
9,980,000	New Mexico Mortgage Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/56	6.000	10,826,481
8,500,000	New Mexico Mortgage Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA[2]	03/01/57	5.500	9,114,038
4,480,000	New Mexico Mortgage Finance Authority, Revenue Bonds	03/01/57	5.750	4,820,268
4,835,000	New Mexico Mortgage Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA[1,4]	09/01/57	3.000	4,834,982
	Total New Mexico			50,941,073

	New York (9.5%)
2,000,000	City of New York, General Obligation Bonds[1,5]	08/03/26	3.050	2,000,000
2,300,000	City of New York, General Obligation Bonds[1,5]	08/03/26	3.050	2,300,000
10,425,000	Metropolitan Transportation Authority, Revenue Bonds	11/15/37	5.000	10,457,329
23,550,000	Metropolitan Transportation Authority, Revenue Bonds	11/15/45	4.750	23,660,796
8,225,000	Metropolitan Transportation Authority, Revenue Bonds[1,4]	11/15/45	5.000	8,703,233

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

July 31, 2026 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	New York (continued)
$5,100,000	New York City Municipal Water Finance Authority, Revenue Bonds	06/15/45	4.000%	$4,799,228
1,500,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds	11/01/37	5.000	1,610,296
3,095,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds	05/01/38	5.000	3,348,554
7,235,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds	05/01/38	5.000	7,796,787
2,500,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds	02/01/39	4.000	2,427,016
4,985,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds	08/01/39	5.000	5,048,318
3,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds	02/01/40	5.250	3,217,404
3,160,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds	05/01/40	5.000	3,360,064
3,250,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds	11/01/40	5.000	3,490,385
2,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds	11/01/41	5.000	2,141,024
5,350,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds	05/01/42	5.000	5,658,841
12,780,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds	05/01/42	5.000	13,517,754
400,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds[1,4,5]	08/01/26	3.050	400,000
3,125,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds	02/01/47	5.250	3,260,336
5,000,000	New York State Dormitory Authority, Revenue Bonds	10/01/36	5.000	5,507,548
2,565,000	New York State Dormitory Authority, Revenue Bonds	07/01/38	4.000	2,520,070
12,000,000	New York State Dormitory Authority, Revenue Bonds	10/01/38	5.000	13,057,358
2,500,000	New York State Dormitory Authority, Revenue Bonds	10/01/39	5.000	2,697,138

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

July 31, 2026 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	New York (continued)
$1,300,000	New York State Dormitory Authority, Revenue Bonds	03/15/45	5.000%	$1,370,169
7,000,000	New York State Dormitory Authority, Revenue Bonds	03/15/46	5.250	7,476,052
17,200,000	New York State Dormitory Authority, Revenue Bonds	02/15/47	4.000	15,557,656
7,500,000	New York State Housing Finance Agency, Revenue Bonds, FNMA[1,4]	11/01/50	3.950	7,539,772
5,000,000	New York State Housing Finance Agency, Revenue Bonds[1,4]	06/15/54	3.350	5,007,358
14,525,000	New York State Thruway Authority, Revenue Bonds	09/15/39	5.000	15,850,601
12,500,000	New York State Thruway Authority, Revenue Bonds	09/15/40	5.000	13,549,066
4,075,000	New York State Thruway Authority, Revenue Bonds	03/15/42	5.000	4,301,299
9,070,000	New York State Thruway Authority, Revenue Bonds	01/01/45	4.000	8,392,972
1,750,000	Port Authority of New York & New Jersey, Revenue Bonds	09/15/32	5.000	1,790,281
1,730,000	Port Authority of New York & New Jersey, Revenue Bonds	11/01/32	5.000	1,804,525
2,800,000	Port Authority of New York & New Jersey, Revenue Bonds	07/15/34	5.000	3,016,882
5,000,000	Port Authority of New York & New Jersey, Revenue Bonds	09/15/34	5.000	5,101,345
1,320,000	Port Authority of New York & New Jersey, Revenue Bonds	10/15/34	5.000	1,403,842
3,910,000	Port Authority of New York & New Jersey, Revenue Bonds	12/01/34	5.000	4,217,460
1,500,000	Port Authority of New York & New Jersey, Revenue Bonds	07/15/35	5.000	1,568,022
3,000,000	Port Authority of New York & New Jersey, Revenue Bonds	07/15/36	5.000	3,198,390
1,395,000	Port Authority of New York & New Jersey, Revenue Bonds	08/01/36	5.000	1,477,208
4,595,000	Port Authority of New York & New Jersey, Revenue Bonds	07/15/37	5.000	4,872,435
1,010,000	Port Authority of New York & New Jersey, Revenue Bonds	01/15/38	5.000	1,065,438
1,750,000	Port Authority of New York & New Jersey, Revenue Bonds	07/15/38	5.000	1,846,160
1,125,000	Port Authority of New York & New Jersey, Revenue Bonds	01/15/39	5.000	1,181,225
1,165,000	Triborough Bridge & Tunnel Authority, Revenue Bonds[3]	11/15/35	0.000	818,661
6,500,000	Triborough Bridge & Tunnel Authority, Revenue Bonds[3]	11/15/36	0.000	4,339,416
	Total New York			247,725,714

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

July 31, 2026 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	North Carolina (3.6%)
$205,000	North Carolina Housing Finance Agency, Revenue Bonds	07/01/47	4.000%	$205,347
4,800,000	North Carolina Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/54	5.500	5,095,392
4,620,000	North Carolina Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/55	6.250	5,068,656
7,655,000	North Carolina Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/55	6.250	8,189,904
12,275,000	North Carolina Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/55	6.250	13,261,911
6,375,000	North Carolina Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/56	6.250	7,032,421
10,000,000	State of North Carolina, General Obligation Bonds	06/01/27	5.000	10,197,589
6,250,000	State of North Carolina, General Obligation Bonds	06/01/28	5.000	6,520,779
38,780,000	University of North Carolina at Chapel Hill, Revenue Bonds (SOFR + 1.050%)[1]	12/01/41	3.488	38,986,077
	Total North Carolina			94,558,076

	North Dakota (0.2%)
410,000	North Dakota Housing Finance Agency, Revenue Bonds	01/01/49	4.250	411,691
925,000	North Dakota Housing Finance Agency, Revenue Bonds	07/01/49	4.250	930,462
4,240,000	North Dakota Housing Finance Agency, Revenue Bonds	07/01/53	5.750	4,462,699
	Total North Dakota			5,804,852

	Ohio (2.4%)
7,000,000	Lancaster Port Authority, Revenue Bonds[1,4]	02/01/55	5.000	7,352,813
5,275,000	Ohio Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	09/01/48	4.500	5,305,202
3,830,000	Ohio Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/53	5.500	4,004,610
5,280,000	Ohio Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/54	5.750	5,526,993
6,085,000	Ohio Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/55	6.250	6,564,286

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

July 31, 2026 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Ohio (continued)
$16,240,000	Ohio Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/56	6.500%	$18,194,510
5,325,000	Ohio Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA[2]	03/01/57	6.250	5,913,005
3,700,000	Ohio Turnpike & Infrastructure Commission, Revenue Bonds[3]	02/15/37	0.000	2,439,466
1,680,000	Ohio Turnpike & Infrastructure Commission, Revenue Bonds[3]	02/15/38	0.000	1,050,424
1,835,000	Springboro Community City School District, General Obligation Bonds, BAM[3]	12/01/41	0.000	951,132
1,750,000	Springboro Community City School District, General Obligation Bonds, BAM[3]	12/01/42	0.000	864,131
1,740,000	Springboro Community City School District, General Obligation Bonds, BAM[3]	12/01/43	0.000	814,816
1,320,000	Springboro Community City School District, General Obligation Bonds, BAM[3]	12/01/44	0.000	584,289
1,000,000	State of Ohio, Revenue Bonds	12/01/34	5.000	1,122,779
1,150,000	State of Ohio, Revenue Bonds	12/01/35	5.000	1,295,582
	Total Ohio			61,984,038

	Oklahoma (0.3%)
2,550,000	Oklahoma Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/54	6.000	2,758,042
4,895,000	Oklahoma Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/56	6.500	5,412,791
	Total Oklahoma			8,170,833

	Oregon (4.9%)
3,150,000	Clackamas & Washington Counties School District No 3, General Obligation Bonds[3]	06/15/36	0.000	2,064,206
3,645,000	Clackamas & Washington Counties School District No 3, General Obligation Bonds[3]	06/15/47	0.000	1,320,186
4,195,000	Clackamas & Washington Counties School District No 3, General Obligation Bonds[3]	06/15/48	0.000	1,436,468
3,250,000	Clackamas County School District No 12 North Clackamas, General Obligation Bonds[3]	06/15/34	0.000	2,350,408

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

July 31, 2026 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Oregon (continued)
$6,865,000	Clackamas County School District No 12 North Clackamas, General Obligation Bonds[3]	06/15/36	0.000%	$4,473,844
825,000	Lane & Douglas Counties School District No 28J Fern Ridge, General Obligation Bonds	06/15/36	5.000	914,872
1,075,000	Lane & Douglas Counties School District No 28J Fern Ridge, General Obligation Bonds	06/15/37	5.000	1,182,699
1,550,000	Lane County School District No 40 Creswell, General Obligation Bonds[3]	06/15/43	0.000	663,287
750,000	Lincoln County School District, General Obligation Bonds	06/15/30	5.000	806,526
745,000	Lincoln County School District, General Obligation Bonds	06/15/31	5.000	811,624
950,000	Lincoln County School District, General Obligation Bonds	06/15/32	5.000	1,046,205
1,000,000	Lincoln County School District, General Obligation Bonds	06/15/33	5.000	1,112,230
1,945,000	Lincoln County School District, General Obligation Bonds	06/15/34	5.000	2,176,675
825,000	Lincoln County School District, General Obligation Bonds	06/15/35	5.000	928,096
1,350,000	Lincoln County School District, General Obligation Bonds	06/15/38	5.000	1,490,434
1,000,000	Lincoln County School District, General Obligation Bonds	06/15/39	5.000	1,095,158
1,445,000	Multnomah & Clackamas Counties School District No 10JT Gresham- Barlow, General Obligation Bonds[3]	06/15/32	0.000	1,165,610
3,650,000	Multnomah & Clackamas Counties School District No 10JT Gresham- Barlow, General Obligation Bonds[3]	06/15/34	0.000	2,625,920
6,135,000	Multnomah & Clackamas Counties School District No 10JT Gresham- Barlow, General Obligation Bonds[3]	06/15/36	0.000	3,980,363
6,775,000	Multnomah & Clackamas Counties School District No 10JT Gresham- Barlow, General Obligation Bonds[3]	06/15/39	0.000	3,794,191
1,515,000	Multnomah County School District No 40, General Obligation Bonds[3]	06/15/34	0.000	1,112,900
2,250,000	Multnomah County School District No 40, General Obligation Bonds[3]	06/15/38	0.000	1,316,003
21,430,000	Multnomah County School District No 40, General Obligation Bonds[3]	06/15/43	0.000	9,431,767
300,000	Oregon Coast Community College District, General Obligation Bonds	06/15/33	5.000	333,669
300,000	Oregon Coast Community College District, General Obligation Bonds	06/15/34	5.000	335,734

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

July 31, 2026 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Oregon (continued)
$560,000	Oregon Coast Community College District, General Obligation Bonds	06/15/36	5.000%	$619,783
510,000	Oregon Coast Community College District, General Obligation Bonds	06/15/38	5.000	557,510
3,000,000	Port of Portland Airport Revenue, Revenue Bonds	07/01/36	5.000	3,212,405
5,000,000	Port of Portland Airport Revenue, Revenue Bonds	07/01/38	4.000	4,850,466
22,350,000	Port of Portland Airport Revenue, Revenue Bonds	07/01/47	4.000	19,941,571
1,045,000	Salem-Keizer School District No 24J, General Obligation Bonds[3]	06/15/35	0.000	732,596
1,905,000	Tillamook Bay Community College District, General Obligation Bonds[3]	06/15/38	0.000	1,132,256
3,750,000	Washington & Multnomah Counties School District No 48J Beaverton, General Obligation Bonds[3]	06/15/31	0.000	3,114,176
5,350,000	Washington & Multnomah Counties School District No 48J Beaverton, General Obligation Bonds[3]	06/15/34	0.000	3,870,412
9,000,000	Washington & Multnomah Counties School District No 48J Beaverton, General Obligation Bonds[3]	06/15/37	0.000	5,688,859
5,000,000	Washington & Multnomah Counties School District No 48J Beaverton, General Obligation Bonds[3]	06/15/38	0.000	2,988,315
1,900,000	Washington & Multnomah Counties School District No 48J Beaverton, General Obligation Bonds[3]	06/15/39	0.000	1,074,249
10,165,000	Washington & Multnomah Counties School District No 48J Beaverton, General Obligation Bonds[3]	06/15/40	0.000	5,396,490
4,300,000	Washington & Multnomah Counties School District No 48J Beaverton, General Obligation Bonds[3]	06/15/41	0.000	2,174,297
7,710,000	Washington & Multnomah Counties School District No 48J Beaverton, General Obligation Bonds[3]	06/15/41	0.000	3,855,002
2,000,000	Washington & Multnomah Counties School District No 48J Beaverton, General Obligation Bonds[3]	06/15/42	0.000	957,972
4,750,000	Washington & Multnomah Counties School District No 48J Beaverton, General Obligation Bonds[3]	06/15/42	0.000	2,239,830
3,630,000	Washington & Multnomah Counties School District No 48J Beaverton, General Obligation Bonds[3]	06/15/43	0.000	1,610,258
1,500,000	Washington Clackamas & Yamhill Counties School District No 88J, General Obligation Bonds[3]	06/15/31	0.000	1,261,622

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

July 31, 2026 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Oregon (continued)
$1,380,000	Washington Clackamas & Yamhill Counties School District No 88J, General Obligation Bonds[3]	06/15/33	0.000%	$1,065,240
3,530,000	Washington Clackamas & Yamhill Counties School District No 88J, General Obligation Bonds[3]	06/15/37	0.000	2,182,370
6,000,000	Washington Clackamas & Yamhill Counties School District No 88J, General Obligation Bonds[3]	06/15/39	0.000	3,364,399
4,800,000	Washington Clackamas & Yamhill Counties School District No 88J, General Obligation Bonds[3]	06/15/40	0.000	2,538,637
5,000,000	Washington Clackamas & Yamhill Counties School District No 88J, General Obligation Bonds[3]	06/15/41	0.000	2,486,826
6,110,000	Washington County School District No 13 Banks, General Obligation Bonds[3]	06/15/44	0.000	2,557,690
	Total Oregon			127,442,306

	Other (4.4%)
4,986,058	FHLMC Multifamily VRD Certificates, Revenue Bonds[1,4]	10/25/40	4.640	5,055,092
37,166,589	FHLMC Multifamily VRD Certificates, Revenue Bonds (SOFR + 0.400%)[1]	08/25/41	4.050	36,814,049
7,484,422	FHLMC Multifamily VRD Certificates, Revenue Bonds[1,4]	03/25/42	4.837	7,491,427
12,099,775	FHLMC Multifamily VRD Certificates, Revenue Bonds[1,4]	06/25/42	4.604	11,904,470
4,952,096	FHLMC Multifamily VRD Certificates, Revenue Bonds[1,4]	11/25/42	4.387	4,771,940
8,789,957	FHLMC Multifamily VRD Certificates, Revenue Bonds[1,4]	12/25/42	4.773	8,955,279
4,957,234	FHLMC Multifamily VRD Certificates, Revenue Bonds[1,4]	01/25/43	4.869	5,015,925
9,993,083	FHLMC Multifamily VRD Certificates, Revenue Bonds[1,4]	01/25/43	5.059	10,515,283
9,785,164	Freddie Mac Multifamily Certificates, Revenue Bonds[1,4]	11/25/38	3.427	9,078,293
6,882,177	Freddie Mac Multifamily Certificates, Revenue Bonds[1,4]	12/25/38	3.157	6,155,442
4,762,117	Freddie Mac Multifamily Certificates, Revenue Bonds[1,4]	10/25/40	4.684	4,832,552
2,967,878	Freddie Mac Multifamily Certificates, Revenue Bonds[1,4]	04/25/42	4.568	3,020,979
	Total Other			113,610,731

	Pennsylvania (3.9%)
1,980,000	Allegheny County Airport Authority, Revenue Bonds	01/01/35	5.000	2,102,492

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)
July 31, 2026 (unaudited)
All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Pennsylvania (continued)
$1,000,000	Allegheny County Airport Authority, Revenue Bonds	01/01/36	5.250%	$1,081,582
2,000,000	Allegheny County Airport Authority, Revenue Bonds	01/01/37	5.250	2,151,206
1,940,000	Allegheny County Airport Authority, Revenue Bonds	01/01/40	5.250	2,048,727
1,000,000	Allegheny County Airport Authority, Revenue Bonds	01/01/42	5.500	1,065,304
7,000,000	Allegheny County Airport Authority, Revenue Bonds	01/01/46	4.000	6,337,032
25,000,000	Pennsylvania Economic Development Financing Authority, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.750%)[1]	07/01/51	2.910	25,000,020
8,985,000	Pennsylvania Turnpike Commission, Revenue Bonds	12/01/37	4.000	9,071,755
3,350,000	Pennsylvania Turnpike Commission, Revenue Bonds[3]	12/01/41	0.000	1,580,026
6,500,000	Pennsylvania Turnpike Commission, Revenue Bonds[1,4]	12/01/45	5.000	7,095,457
1,000,000	School District of Philadelphia, General Obligation Bonds	09/01/26	5.000	1,001,520
5,000,000	School District of Philadelphia, General Obligation Bonds	09/01/29	5.000	5,008,711
5,960,000	School District of Philadelphia, General Obligation Bonds	09/01/30	5.000	5,970,384
2,500,000	School District of Philadelphia, General Obligation Bonds	09/01/34	5.000	2,504,356
2,910,000	School District of Philadelphia, General Obligation Bonds	09/01/34	5.000	3,000,228
1,000,000	School District of Philadelphia, General Obligation Bonds	09/01/36	5.000	1,027,175
1,815,000	School District of Philadelphia, General Obligation Bonds	09/01/37	5.000	1,818,162
3,000,000	School District of Philadelphia, General Obligation Bonds	09/01/40	5.000	3,228,015
3,500,000	School District of Philadelphia, General Obligation Bonds	09/01/41	5.000	3,747,170
3,000,000	School District of Philadelphia, General Obligation Bonds	09/01/42	5.000	3,197,970
2,250,000	School District of Philadelphia, General Obligation Bonds	09/01/43	5.000	2,391,565
3,700,000	School District of Philadelphia, General Obligation Bonds	09/01/48	5.500	3,920,716
3,180,000	State Public School Building Authority, Revenue Bonds	06/01/31	5.000	3,197,370
5,000,000	State Public School Building Authority, Revenue Bonds	06/01/32	5.000	5,026,490
	Total Pennsylvania			102,573,433

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)
July 31, 2026 (unaudited)
All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	South Carolina (0.8%)
$5,530,000	Orangeburg County School District, General Obligation Notes	08/13/26	5.000%	$5,533,357
3,410,000	South Carolina State Housing Finance & Development Authority, Revenue Bonds	01/01/54	5.750	3,658,213
5,845,000	South Carolina State Housing Finance & Development Authority, Revenue Bonds	01/01/54	6.000	6,333,354
5,605,000	South Carolina State Housing Finance & Development Authority, Revenue Bonds	07/01/54	6.250	6,136,344
	Total South Carolina			21,661,268

	South Dakota (0.9%)
70,000	South Dakota Housing Development Authority, Revenue Bonds	11/01/46	3.500	69,926
575,000	South Dakota Housing Development Authority, Revenue Bonds	11/01/48	4.500	578,998
1,140,000	South Dakota Housing Development Authority, Revenue Bonds	11/01/49	4.000	1,145,603
3,130,000	South Dakota Housing Development Authority, Revenue Bonds	05/01/53	5.000	3,216,249
4,145,000	South Dakota Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	05/01/54	6.000	4,358,936
5,150,000	South Dakota Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	05/01/55	6.250	5,532,121
4,825,000	South Dakota Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	11/01/55	6.250	5,304,662
3,245,000	South Dakota Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	05/01/56	6.250	3,610,981
	Total South Dakota			23,817,476

	Tennessee (1.4%)
17,400,000	County of Sevier Public Building Authority, Revenue Bonds[1,5]	08/03/26	2.950	17,400,000
3,250,000	Dickson Health & Educational Facilities Board, Revenue Bonds[1,4]	04/01/44	3.050	3,223,789
1,450,000	Metropolitan Nashville Airport Authority, Revenue Bonds	07/01/34	5.250	1,565,471
1,125,000	Metropolitan Nashville Airport Authority, Revenue Bonds	07/01/35	5.250	1,209,129
1,875,000	Metropolitan Nashville Airport Authority, Revenue Bonds	07/01/41	5.500	2,000,581
5,575,000	New Memphis Arena Public Building Authority, Revenue Bonds	04/01/29	4.000	5,726,624
3,750,000	Tennergy Corp., Revenue Bonds[1,4]	10/01/54	5.000	3,916,649

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)
July 31, 2026 (unaudited)
All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Tennessee (continued)
$535,000	Tennessee Housing Development Agency, Revenue Bonds	01/01/43	4.000%	$536,138
395,000	Tennessee Housing Development Agency, Revenue Bonds	07/01/48	4.000	395,599
	Total Tennessee			35,973,980

	Texas (15.9%)
2,695,000	Cedar Hill Independent School District, General Obligation Bonds	02/15/37	5.000	2,938,001
1,000,000	City of Austin Airport System Revenue, Revenue Bonds	11/15/34	5.000	1,068,283
1,800,000	City of Austin Airport System Revenue, Revenue Bonds	11/15/36	5.000	1,902,907
2,000,000	City of Houston Airport System Revenue, Revenue Bonds	07/01/31	5.000	2,109,042
1,250,000	City of Houston Airport System Revenue, Revenue Bonds	07/01/34	5.000	1,319,140
3,355,000	City of Houston Airport System Revenue, Revenue Bonds	07/01/36	5.000	3,567,395
2,625,000	City of Houston Airport System Revenue, Revenue Bonds	07/01/38	4.000	2,501,751
5,000,000	City of Houston Airport System Revenue, Revenue Bonds	07/01/39	5.250	5,310,106
1,500,000	City of Houston Airport System Revenue, Revenue Bonds	07/01/40	4.000	1,404,776
3,000,000	City of Houston Airport System Revenue, Revenue Bonds	07/01/40	5.250	3,173,594
10,000,000	City of Houston Airport System Revenue, Revenue Bonds	07/01/41	5.250	10,533,330
13,715,000	City of Houston Airport System Revenue, Revenue Bonds	07/01/46	4.000	12,184,786
16,125,000	City of Houston Airport System Revenue, Revenue Bonds	07/01/48	5.250	16,581,831
17,000,000	City of San Antonio Electric & Gas Systems Revenue, Revenue Bonds[1,4]	02/01/55	2.900	16,857,967
4,500,000	City of San Antonio Electric & Gas Systems Revenue, Revenue Bonds[1,4]	02/01/55	3.000	4,434,135
8,000,000	City of San Antonio Electric & Gas Systems Revenue, Revenue Bonds[1,4]	02/01/55	3.080	7,956,574
3,975,000	County of Harris Toll Road Revenue, Revenue Bonds	08/15/45	4.000	3,607,159
3,000,000	El Paso Independent School District, General Obligation Bonds	08/15/38	5.000	3,248,413
1,925,000	El Paso Independent School District, General Obligation Bonds	08/15/39	5.000	2,069,020
3,470,000	Fort Bend Independent School District, General Obligation Bonds[1,4]	08/01/51	0.720	3,470,000

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)
July 31, 2026 (unaudited)
All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Texas (continued)
$3,875,000	Fort Bend Independent School District, General Obligation Bonds[1,4]	08/01/54	4.000%	$3,911,339
5,000,000	Fort Bend Independent School District, General Obligation Bonds[1,4]	08/01/55	3.800	5,067,952
3,000,000	Fort Bend Independent School District, General Obligation Bonds[1,4]	08/01/56	3.125	2,986,351
1,750,000	Goose Creek Consolidated Independent School District, General Obligation Bonds[1,4]	08/17/26	0.600	1,748,500
1,400,000	Gregory-Portland Independent School District, General Obligation Bonds	02/15/39	5.000	1,508,042
600,000	Harris County Cultural Education Facilities Finance Corp., Revenue Bonds[1,5]	08/03/26	3.000	600,000
1,105,000	Kilgore Independent School District, General Obligation Bonds[1,4]	08/15/26	4.000	1,105,382
1,500,000	Love Field Airport Modernization Corp., Revenue Bonds	11/01/34	5.000	1,504,240
2,000,000	Love Field Airport Modernization Corp., Revenue Bonds	11/01/35	5.000	2,005,201
7,500,000	Mission Economic Development Corp., Revenue Bonds[1,4]	11/01/48	3.250	7,489,429
4,790,000	North East Independent School District, General Obligation Bonds[1,4]	08/01/49	3.750	4,819,609
8,000,000	North Texas Tollway Authority, Revenue Bonds[3]	01/01/32	0.000	6,646,248
4,835,000	North Texas Tollway Authority, Revenue Bonds[3]	01/01/35	0.000	3,532,868
5,270,000	North Texas Tollway Authority, Revenue Bonds[3]	01/01/36	0.000	3,667,493
11,515,000	North Texas Tollway Authority, Revenue Bonds[3]	01/01/38	0.000	7,205,378
10,000,000	Northside Independent School District, General Obligation Bonds[1,4]	06/01/50	3.550	10,040,893
7,500,000	Prosper Independent School District, General Obligation Bonds[1,2,4]	02/15/50	4.000	7,684,457
2,715,000	State of Texas, General Obligation Bonds	08/01/36	5.000	2,946,304
16,500,000	State of Texas, General Obligation Bonds[1,4]	10/01/41	2.800	16,259,948
22,000,000	Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds[1,5]	08/03/26	2.850	22,000,000
42,400,000	Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds[1,5]	08/03/26	2.850	42,400,000
520,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	09/01/35	2.150	439,350

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)
July 31, 2026 (unaudited)
All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Texas (continued)
$1,385,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	09/01/38	4.300%	$1,381,188
4,100,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	01/01/39	4.000	3,927,914
7,472,099	Texas Department of Housing & Community Affairs, Revenue Bonds, FHLMC, FNMA, GNMA	09/01/47	2.835	6,376,991
1,065,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	03/01/50	4.000	1,072,084
2,490,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	01/01/53	5.750	2,660,019
2,505,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	03/01/53	6.000	2,706,763
3,370,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	03/01/54	6.000	3,651,566
2,950,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	01/01/56	6.250	3,252,346
5,000,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	01/01/57	6.000	5,531,109
4,500,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA[2]	07/01/57	6.250	5,040,794
3,205,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds (3- Month CME Term SOFR + 0.700%)[1]	12/15/26	3.330	3,205,350
3,290,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds	12/15/26	6.250	3,328,096
1,645,000	Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.550%)[1]	09/15/27	2.710	1,643,109
6,410,000	Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds (3-Month CME Term SOFR + 0.863%)[1]	09/15/27	3.281	6,419,612
17,790,000	Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds (3-Month CME Term SOFR + 1.045%)[1]	09/15/27	3.500	17,825,713
24,000,000	Texas Municipal Gas Acquisition & Supply Corp. V, Revenue Bonds	04/01/36	5.000	24,771,804

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)
July 31, 2026 (unaudited)
All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Texas (continued)
$23,275,000	Texas Municipal Gas Acquisition & Supply Corp. V, Revenue Bonds[1,4]	01/01/55	5.000%	$24,122,464
15,750,000	Texas Municipal Gas Acquisition & Supply Corp. VI, Revenue Bonds[2]	03/01/37	5.250	16,558,766
2,935,000	Texas State University System, Revenue Bonds[2]	03/15/30	5.000	3,086,702
2,375,000	Texas State University System, Revenue Bonds[2]	03/15/31	5.000	2,527,318
1,020,000	Texas State University System, Revenue Bonds[2]	03/15/34	5.000	1,108,539
1,000,000	Texas State University System, Revenue Bonds[2]	03/15/36	5.000	1,092,771
12,115,000	Texas Water Development Board, Revenue Bonds	10/15/43	4.000	11,315,183
	Total Texas			414,413,395

	Utah (0.2%)
5,000,000	Utah Housing Corp., Revenue Bonds[1,4]	04/01/46	2.950	4,950,397
	Total Utah			4,950,397

	Virginia (0.0%)
1,000,000	City of Norfolk Water Revenue, Revenue Bonds	11/01/33	5.000	1,120,507
	Total Virginia			1,120,507

	Washington (2.3%)
3,365,000	County of King Sewer Revenue, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.230%)[1]	01/01/40	2.390	3,354,328
4,150,000	Port of Seattle, Revenue Bonds	05/01/31	5.000	4,205,568
6,955,000	Port of Seattle, Revenue Bonds	04/01/34	5.000	7,197,081
2,480,000	Port of Seattle, Revenue Bonds	05/01/34	5.000	2,509,358
5,500,000	Port of Seattle, Revenue Bonds	08/01/34	5.000	5,868,308
1,415,000	Port of Seattle, Revenue Bonds	08/01/35	5.000	1,502,046
3,500,000	Port of Seattle, Revenue Bonds	08/01/36	4.000	3,423,097
6,285,000	Port of Seattle, Revenue Bonds	04/01/37	5.000	6,462,558
3,385,000	Port of Seattle, Revenue Bonds	04/01/39	5.000	3,459,386
5,035,000	Port of Seattle, Revenue Bonds	05/01/43	4.000	4,651,653
5,000,000	Port of Seattle, Revenue Bonds	04/01/44	5.000	5,063,214
5,755,000	Port of Seattle, Revenue Bonds	08/01/46	5.000	5,830,417
3,975,000	State of Washington, General Obligation Bonds	02/01/38	5.000	4,412,068
3,000,000	Washington State Housing Finance Commission, Revenue Bonds, FHLMC, FNMA, GNMA	06/01/56	6.250	3,316,930
	Total Washington			61,256,012

	Wisconsin (2.6%)
4,200,000	Public Finance Authority, Revenue Bonds[1]	10/01/55	2.650	4,200,000

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)
July 31, 2026 (unaudited)
All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Wisconsin (continued)
$6,595,000	Public Finance Authority, Revenue Bonds[1,4]	10/01/46	3.700%	$6,706,494
500,000	State of Wisconsin, General Obligation Bonds[2]	05/01/29	5.000	524,003
3,850,000	State of Wisconsin, General Obligation Bonds[2]	05/01/30	5.000	4,100,921
2,500,000	State of Wisconsin, General Obligation Bonds[2]	05/01/32	5.000	2,733,713
500,000	State of Wisconsin, General Obligation Bonds[2]	05/01/33	5.000	552,375
275,000	State of Wisconsin, General Obligation Bonds[2]	05/01/35	5.000	308,141
1,000,000	Wisconsin Health & Educational Facilities Authority, Revenue Bonds	08/15/26	5.000	1,000,701
6,850,000	Wisconsin Health & Educational Facilities Authority, Revenue Bonds	11/15/39	4.000	6,411,541
815,000	Wisconsin Health & Educational Facilities Authority, Revenue Bonds	11/15/43	4.000	835,825
6,215,000	Wisconsin Health & Educational Facilities Authority, Revenue Bonds	11/15/43	4.000	5,736,337
9,715,000	Wisconsin Health & Educational Facilities Authority, Revenue Bonds	11/15/43	4.000	8,966,777
4,640,000	Wisconsin Housing & Economic Development Authority Home Ownership Revenue, Revenue Bonds	09/01/41	4.300	4,539,775
5,000,000	Wisconsin Housing & Economic Development Authority Home Ownership Revenue, Revenue Bonds	09/01/46	4.700	4,925,872
4,360,000	Wisconsin Housing & Economic Development Authority Home Ownership Revenue, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/55	6.000	4,691,779
4,975,000	Wisconsin Housing & Economic Development Authority Home Ownership Revenue, Revenue Bonds, FHLMC, FNMA, GNMA	09/01/55	6.250	5,431,964
6,000,000	Wisconsin Housing & Economic Development Authority Home Ownership Revenue, Revenue Bonds	03/01/57	6.000	6,584,936
	Total Wisconsin			68,251,154

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)
July 31, 2026 (unaudited)
All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Wyoming (0.1%)
$1,640,000	Wyoming Community Development Authority, Revenue Bonds	12/01/34	3.500%	$1,560,427
550,000	Wyoming Community Development Authority, Revenue Bonds	12/01/48	4.000	552,067
20,000	Wyoming Community Development Authority, Revenue Bonds	12/01/49	3.750	20,003
1,325,000	Wyoming Community Development Authority, Revenue Bonds	12/01/55	6.250	1,450,607
	Total Wyoming			3,583,104

	Total Municipal Bonds
	(Identified cost $2,673,846,769)			2,664,786,013

Total Investments (Identified cost $2,673,846,769)[6]			102.1%	$2,664,786,013
Liabilities in Excess of Cash and Other Assets			(2.1)%	(55,735,977)
Net Assets			100.0%	$2,609,050,036

[1]	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the July 31, 2026 coupon or interest rate.
[2]	Represent a security purchased on a when-issued basis.
[3]	Security issued with zero coupon. Income is recognized through accretion of discount.
[4]	This variable rate security is based on a predetermined schedule and the rate at July 31, 2026, also represents the reference rate at July 31, 2026.
[5]	Variable rate demand note. The maturity dates reflect the demand repayment dates. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the July 31, 2026 coupon or interest rate.
[6]	The aggregate cost for federal income tax purposes is $2,673,846,769, the aggregate gross unrealized appreciation is $15,492,027 and the aggregate gross unrealized depreciation is $24,552,783, resulting in net unrealized depreciation of $9,060,756.

Abbreviations:

BAM	-	Build America Mutual.
CME	-	Chicago Mercantile Exchange.
FHA	-	Federal Housing Administration.
FHLMC	-	Federal Home Loan Mortgage Corporation.
FNMA	-	Federal National Mortgage Association.
GNMA	-	Government National Mortgage Association.
NPFG	-	National Public Finance Guarantee Corporation.
SIFMA	-	Securities Industry and Financial Markets Association.
SOFR	-	Secured Overnight Financing Rate.

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)
July 31, 2026 (unaudited)

Fair Value Measurements

BBH Intermediate Municipal Bond Fund (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)
July 31, 2026 (unaudited)

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include municipal bonds, investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2026.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of July 31, 2026
Municipal Bonds*	$–	$2,664,786,013	$–	$2,664,786,013
Total Investments, at value	$–	$2,664,786,013	$–	$2,664,786,013

*	For geographical breakdown of municipal bond investments, refer to the Portfolio of Investments.

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)
July 31, 2026 (unaudited)

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1000, Denver, CO 80203.